PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance	₪ 1,495
Balance	1,644	₪ 1,495
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,100	3,255	₪ 2,885
Share in PHI P&E included as of Jan 1, 2019			173
Additions	526	401	418
Disposals	359	556	221
Balance	3,267	3,100	3,255
Cost [Member] | Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,353	1,688	1,619
Share in PHI P&E included as of Jan 1, 2019			171
Additions	79	83	91
Disposals	285	418	193
Balance	1,147	1,353	1,688
Cost [Member] | Computers, software and hardware for information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	76	141	148
Share in PHI P&E included as of Jan 1, 2019			2
Additions	26	7	3
Disposals	17	72	12
Balance	85	76	141
Cost [Member] | Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,019	860	715
Additions	259	168	146
Disposals		9	1
Balance	1,278	1,019	860
Cost [Member] | Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	552	444	280
Additions	151	138	172
Disposals	38	30	8
Balance	665	552	444
Cost [Member] | Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	100	122	123
Additions	11	5	6
Disposals	19	27	7
Balance	92	100	122
Carrying amounts, net [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,495	1,430
Balance	1,644	1,495	1,430
Carrying amounts, net [Member] | Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	500	561
Balance	450	500	561
Carrying amounts, net [Member] | Computers, software and hardware for information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	29	34
Balance	43	29	34
Carrying amounts, net [Member] | Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	649	535
Balance	833	649	535
Carrying amounts, net [Member] | Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	278	259
Balance	277	278	259
Carrying amounts, net [Member] | Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	39	41
Balance	41	39	41
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,605	1,825	1,674
Share in PHI P&E included as of Jan 1, 2019			34
Depreciation	376	338	336
Disposals	358	558	219
Balance	1,623	1,605	1,825
Accumulated depreciation [Member] | Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	853	1,127	1,116
Share in PHI P&E included as of Jan 1, 2019			33
Depreciation	129	147	170
Disposals	285	421	192
Balance	697	853	1,127
Accumulated depreciation [Member] | Computers, software and hardware for information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	47	107	104
Share in PHI P&E included as of Jan 1, 2019			1
Depreciation	12	11	13
Disposals	17	71	11
Balance	42	47	107
Accumulated depreciation [Member] | Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	370	325	281
Depreciation	75	55	45
Disposals		10	1
Balance	445	370	325
Accumulated depreciation [Member] | Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	274	185	94
Depreciation	151	117	99
Disposals	37	28	8
Balance	388	274	185
Accumulated depreciation [Member] | Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	61	81	79
Depreciation	9	8	9
Disposals	19	28	7
Balance	₪ 51	₪ 61	₪ 81